Right-of-use assets	12 Months Ended
Dec. 31, 2023
Right-of-use assets
Right-of-use assets

8     Right-of-use assets

Leased
premises
$

Year ended December 31, 2022
Opening net book value	1,116
Foreign exchange	(70)
Depreciation	(228)
Closing net book value	818

As at December 31, 2022
Cost	1,679
Accumulated depreciation	(861)
Net book value	818

Year ended December 31, 2023
Opening net book value	818
Foreign exchange	15
Depreciation	(217)
Closing net book value	616

As at December 31, 2023
Cost	1,679
Accumulated depreciation	(1,063)
Net book value	616

The Company leases office premises in Mississauga, Canada. The lease agreement ends on September 30, 2026 with the rights to extend for another 5 years, which is not reasonably certain.